Risk/Return Detail Data - FidelityTreasuryMoneyMarketFund-CPRO	Dec. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Newbury Street Trust
FidelityTreasuryMoneyMarketFund-CPRO | Fidelity Treasury Money Market Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Treasury Money Market Fund/Advisor C (Class C)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Treasury Money Market Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2025
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund's yield. Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	Fidelity Investments and its affiliates, the fund's sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Risk Money Market Fund May Not Preserve Dollar [Text]	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	2.67%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	0.55%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	none
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
FidelityTreasuryMoneyMarketFund-CPRO | Fidelity Treasury Money Market Fund | Fidelity Treasury Money Market Fund - Advisor Class C
Risk/Return:
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[1]
Management fee	0.25%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.22%
Total annual operating expenses	1.47%
Fee waiver and/or expense reimbursement	0.02%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.45%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 248
3 years	462
5 years	800
10 years	1,353
1 Year	148
3 Years	462
5 Years	800
10 Years	$ 1,353
2013	0.01%
2014	0.01%
2015	0.01%
2016	0.01%
2017	0.01%
2018	0.45%
2019	0.81%
2020	0.04%
2021	0.01%
2022	0.73%
FidelityTreasuryMoneyMarketFund-CPRO | Fidelity Treasury Money Market Fund | Return Before Taxes | Fidelity Treasury Money Market Fund - Advisor Class C
Risk/Return:
Label	Class C
Past 1 year	(0.27%)
Past 5 years	0.41%
Past 10 years	0.25%

[1]	AOn Class C shares redeemed less than one year after purchase.
[2]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class C of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.45% (the Expense Cap). If at any time during the current fiscal year expenses for Class C of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2025. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.